Nature and Continuance of Operations (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Nature And Continuance Of Operations
Aggregate proceeds from common share issuances and private placements of common shares		$ 78,347
Proceeds from exercise of share purchase options and warrants		12,441
Cash and cash equivalents	$ 42,460	42,460	$ 14,038	$ 14,872
Working capital (deficiency)	36,526	36,526	(233)
Net loss	63,872	63,872	69,193
Retained earnings deficit	$ (619,978)	$ (619,978)	$ (556,106)